Tax payable - Balance of installment payments (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Other Tax Payable
Current	R$ 51,459	R$ 33,719
Non-current	8,638	7,986
Simples National
Other Tax Payable
Current	0	6
Non-current	1,168	1,168
Social Security - PGFN
Other Tax Payable
Current	0	0
Non-current	739	296
Other PGFN debits
Other Tax Payable
Current	454	560
Non-current	5,039	4,978
Social Security - RFB
Other Tax Payable
Current	45	54
Non-current	0	428
Other RFB debits
Other Tax Payable
Current	0	0
Non-current	802	63
Installment payment - INSS
Other Tax Payable
Current	29	83
Non-current	0	0
PIS installment payment
Other Tax Payable
Current	19	0
Non-current	13	13
COFINS Installment
Other Tax Payable
Current	0	0
Non-current	90	90
Installment payment - IRRF
Other Tax Payable
Current	0	0
Non-current	11	11
ISS installment payment
Other Tax Payable
Current	12	0
Non-current	704	64
Other
Other Tax Payable
Current	0	42
Non-current	38	57
Installment
Other Tax Payable
Current	559	745
Non-current	R$ 8,604	R$ 7,168